NOTE 15 - OUTSTANDING WARRANTS (Details) - Schedule of Changes in Warrants - $ / shares			3 Months Ended	12 Months Ended
	Nov. 18, 2015	Oct. 01, 2014	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Schedule of Changes in Warrants [Abstract]
Shares Outstanding			447,436	447,436	220,997
Shares Outstanding Weighted Average Exercise Price			$ 8.00	$ 8.00	$ 8.50
Shares Exercisable				4,435,098	312,336
Shares Exercisable Weighted Average Exercise Price				$ 3.69	$ 9.00
Warrants Granted	121,144	4,000	600	4,256,522	245,139
Weighted Average Exercise Price, Warrants Granted				$ 3.47	$ 7.50
Cancelled				(52,300)
Cancelled				$ 10.05
Warrants Expired				(76,560)	(9,500)
Weighted Average Exercise Price, Warrants Expired				$ 6.93	$ 9.50
Exercised					(9,200)
Exercised					$ 7.50
Shares Outstanding				4,575,098	447,436
Shares Outstanding Weighted Average Exercise Price				$ 3.74	$ 8.00